Subsequent events	6 Months Ended
Mar. 31, 2025
Subsequent Events [Abstract]
Subsequent events

Note 15 – Subsequent events

On April 2, 2025, 1,400,000 ordinary shares of a par value of $0.000001 each were issued at a price of $4.00 per share on the Nasdaq Capital Market. The proceeds of $1 representing the par value, were credited to the Company’s ordinary shares. The remaining proceeds of $5,599,999 before deducting underwriting discounts and offering expenses were credited to the additional paid in capital.

On April 2, 2025, the Company entered into ordinary shares purchase warrant (the “IPO Representative Warrant”) and issued representative warrants for the purchase of an aggregate number of 70,000 ordinary shares with the purchase price of $4.00 per ordinary share under the IPO Representative Warrant. As of the date of this report, no IPO Representative Warrant were exercised.

The Company has evaluated the impact of events that have occurred subsequent to March 31, 2025, through the date the unaudited condensed consolidated financial statements were available to issue, and concluded that in addition to the event detailed elsewhere in this report, no subsequent events have occurred that would require recognition in the unaudited condensed consolidated financial statements or disclosure in the notes to the unaudited condensed consolidated financial statements.